Fair Value Measurement (Details) - Recurring fair value measurement [member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Derivative on Convertible Notes [Member]
Financial liabilities
Financial liabilities	$ 1,110	$ 4,112
Foreign exchange contracts [Member]
Financial assets
Financial assets	0	0	$ 0	$ 2,289
Financial liabilities
Financial liabilities	2,087	4,188	5,531	1
Level 1 of fair value hierarchy [member] | Derivative on Convertible Notes [Member]
Financial liabilities
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member]
Financial assets
Financial assets	0	0	0	0
Financial liabilities
Financial liabilities	0	0	0	0
Level 2 of fair value hierarchy [member] | Derivative on Convertible Notes [Member]
Financial liabilities
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member]
Financial assets
Financial assets	0	0	0	2,289
Financial liabilities
Financial liabilities	2,087	4,188	5,531	1
Level 3 of fair value hierarchy [member] | Derivative on Convertible Notes [Member]
Financial liabilities
Financial liabilities	1,110	4,112
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member]
Financial assets
Financial assets	0	0	0	0
Financial liabilities
Financial liabilities	$ 0	$ 0	$ 0	$ 0